LEASES (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation of right-of-use assets	€ (242)
Lease Finance Interest	(105)
Operating expenses (short term and low-value leases)	(234)
Total	€ (581)